Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended			12 Months Ended			0 Months Ended	9 Months Ended				0 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 22, 2013 Common Class B	Sep. 30, 2013 Common Class B Vote	Dec. 31, 2012 Common Class B	Dec. 31, 2011 Common Class B	Dec. 31, 2012 Common Class B Donations	May 31, 2013 Common Class B Prior Periods	Dec. 31, 2012 Common Class B Prior Periods	May 22, 2013 Common Class A	Sep. 30, 2013 Common Class A Vote	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	May 31, 2013 Common Class A Prior Periods	May 22, 2013 Series A Preferred Stock	May 22, 2013 Series B Preferred Stock
Class of Stock [Line Items]
Shares authorized for issuance				75,000,000	75,000,000	65,000,000		75,000,000	65,000,000		750,000,000	75,000,000	0	75,000,000
Par value of authorized shares				$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Votes per share entitled to share holder				10							1
Common stock reserved for the exercise of options and settlement of RSUs				15,016,940	26,473,282						449,750
Shares converted under IPO															10,831,164	6,585,153
Shares converted into during IPO			17,416,317
Stock Issued During Period, Shares, New Issues										6,230,000
Shares Sold in Public Offering, Existing Shares, Number of Shares Sold			2,000,000							3,200,000
Repurchase of Common Stock, Share	51,000
Repurchase of Common Stock, Value	$ 308,000
Donation of Common Stock, Shares							150,000
Donation of Common Stock, value		$ 1,851,000					$ 1,851,000